Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Time charter revenues	$ 143,095	$ 145,321	$ 144,952
Other income	0	115	1,609
Total revenues	143,095	145,436	146,561
Operating expenses	(33,812)	(40,731)	(33,111)
Depreciation, amortization and impairment	(20,937)	(21,477)	(21,146)
Impairment of long-lived assets		0
Operating income	94,766	89,306	110,242
Unrealized gain (loss) on derivative instruments	0	0	4,681
Income (loss) before tax	68,709	60,016	85,927
Net income (loss)	63,145	52,741	77,622
Equity in (earnings) losses of joint ventures	6,420	6,078	17,938
Cash and cash equivalents	31,770	39,126	26,326	$ 22,679
Restricted cash	7,198	8,066	6,003	6,962
Total current assets	55,158	59,771
Restricted cash	12,095	12,627	13,125	$ 13,640
Vessels, net of accumulated depreciation	619,620	640,431
Total long-term assets	926,652	953,029
Current portion of long-term debt	59,119	44,660
Derivative instruments	6,945	2,907
Refund liabilities	891	125
Total current liabilities	77,808	63,253
Long-term debt	355,470	412,301
Derivative instruments	19,530	12,028
Other long-term liabilities	124	84
Total long-term liabilities	410,687	448,037
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	78,687	77,051	79,654
Other income	8,457	7,814	6,684
Total revenues	87,144	84,865	86,338
Operating expenses	(18,904)	(18,088)	(21,864)
Depreciation, amortization and impairment	(20,546)	(20,524)	(20,065)
Impairment of long-lived assets		(149)
Operating income	47,694	46,104	44,409
Unrealized gain (loss) on derivative instruments	(12,146)	(10,418)	16,992
Other financial expense, net	(23,324)	(24,144)	(26,140)
Net income (loss)	$ 12,224	$ 11,542	$ 35,261
Share of joint ventures owned	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 6,112	$ 5,771	$ 17,631
Eliminations	308	307	307
Equity in (earnings) losses of joint ventures	6,420	6,078	$ 17,938
Cash and cash equivalents	13,455	17,897
Restricted cash	21,264	9,250
Other current assets	178	973
Total current assets	34,897	28,120
Restricted cash	14,656	34,650
Vessels, net of accumulated depreciation	499,318	521,060
Total long-term assets	513,974	555,710
Current portion of long-term debt	199,030	28,297
Amounts and loans due to owners and affiliates	7,278	629
Derivative instruments	14,687	13,089
Refund liabilities	1,040	26,691
Other current liabilities	8,811	10,327
Total current liabilities	230,846	79,033
Long-term debt	176,385	375,091
Loans due to owners and affiliates	1,737	7,663
Derivative instruments	69,618	59,070
Other long-term liabilities	36,040	40,952
Total long-term liabilities	283,780	482,776
Net assets (liabilities)	34,245	22,021
Share of joint ventures net assets (liabilities) before eliminations	17,123	11,011
Eliminations	(7,433)	(7,741)
Accumulated earnings (losses) of joint ventures	$ 9,690	$ 3,270